FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]		    Cleveland,  Ohio		June 30, 2003

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     46

	c.	Information Table Value Total	$ 136,721

		List of Other Included Managers	    None




FORM 13 F
(SEC USE ONLY)

Quarter Ending June 30, 2003
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


                                                        PORTFOLIO          # OF
      COMPANY NAME               TYPE          CUSIP #  VALUE             SHARES
ALBERTSON'S              common              013104104       2,117          110,275
ALTRIA GROUP             common              02209S103       1,357           29,860
AT&T                     common              001957505         322           16,725
BANK OF AMERICA          common              060505104         785            9,930
BP ADR                   common              055622104       7,600          180,870
CARPENTER TECHNOLOGY     common              144285103       1,716          109,981
CINERGY                  common              172474108       5,537          150,492
COMCAST 'A'              common              20030N101         955           31,630
CONAGRA FOODS            common              205887102         191            8,100
CONOCOPHILLIPS           common              20825C104       2,317           42,280
CORNING                  common              219350105       2,428          328,550
CROWN HLDGS              common              228368106         448           62,679
CUMMINS                  common              231021106         333            9,290
DISNEY (WALT)            common              254687106         935           47,350
DOMINION RESOURCES       common              25746U109         467            7,270
DUPONT                   common              263534109       4,590          110,239
EMERSON ELECTRIC         common              291011104       5,419          106,046
EXXON MOBIL              common              30231G102       2,296           63,924
GENERAL ELECTRIC         common              369604103       4,002          139,554
GENERAL MILLS            common              370334104       3,676           77,532
GENERAL MOTORS           common              370442105       3,834          106,490
GENUINE PARTS            common              372460105       4,144          129,472
GOODRICH                 common              382388106       3,209          152,832
HOME DEPOT               common              437076102       4,908          148,203
HONEYWELL INT'L          common              438516106         516           19,220
INGERSOLL-RAND           common              G4776G101       1,989           42,025
JPMORGAN CHASE & CO      common              46625H100       2,021           59,120
KEYCORP                  common              493267108       4,701          186,023
KEYSPAN                  common              49337W100         604           17,050
KIMBERLY-CLARK           common              494368103       5,395          103,479
LIMITED BRANDS           common              532716107         578           37,300
MARATHON OIL             common              565849106       6,063          230,110
MCDONALD'S               common              580135101       1,860           84,300
MERCK & CO.              common              589331107       6,149          101,554
MOTOROLA                 common              620076109       1,696          179,898
NAT'L CITY               common              635405103       5,895          180,218
PPG INDUSTRIES           common              693506107       4,084           80,480
SANMINA-SCI              common              800907107         259           41,000
SARA LEE                 common              803111103       5,416          287,921
SBC COMMUNICATIONS       common              78387G103         348           13,604
SCHERING-PLOUGH          common              806605101       1,454           78,190
TECO ENERGY              common              872375100       2,065          172,206
UNITED STATES STEEL      common              912909108       1,902          116,183
V.F. CORP                common              918204108       7,401          217,880
VERIZON COMM             common              92343V104       4,298          108,947
WACHOVIA                 common              929903102       8,440          211,223

                                                           136,721






(SEC USE ONLY)


     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
               X                                    N/A       X
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